Intangible assets and goodwill - Goodwill Impairment (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) item	Oct. 05, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2016 USD ($)	Dec. 31, 2015 USD ($)
Goodwill impairment
Number of operating segments | item		3
Number of cash generating units | item		3
Goodwill		$ 2,374,400,000		$ 699,500,000	$ 697,000,000	$ 697,000,000
Impairment of goodwill	$ 0
Estimated period of return		5 years
Maximum | Space Systems segment
Goodwill impairment
Discount rate		7.50%
Perpetual growth rate				2.00%
Maximum | Imagery segment
Goodwill impairment
Discount rate		10.30%
Perpetual growth rate				2.00%
Maximum | Services segment
Goodwill impairment
Discount rate		10.30%
Perpetual growth rate				3.00%
DigitalGlobe
Goodwill impairment
Goodwill		$ 1,668,900,000	$ 1,668,900,000
Goodwill reallocated from former segment (Surveillance and Intelligence) to current segments		16,500,000
DigitalGlobe | Space Systems segment
Goodwill impairment
Goodwill		142,900,000
DigitalGlobe | Imagery segment
Goodwill impairment
Goodwill		1,399,800,000
DigitalGlobe | Services segment
Goodwill impairment
Goodwill		$ 126,200,000